BUSINESS ACQUISITION (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 24, 2019	Feb. 28, 2019	Feb. 28, 2018
Business Acquisition [Line Items]
Goodwill		$ 414,228	$ 291,382
Shanghai Xiaoxin [Member]
Business Acquisition [Line Items]
Noncontrolling interest	$ 29,658
Business Combination Cash Consideration	$ 69,798
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	69.20%		39.70%
Goodwill	$ 89,536
Other Business Acquisitions in FY 2019 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		54,289
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		11,943
Payments to Acquire Businesses, Gross		44,356
Goodwill		40,238
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 3,703
Stock Issued During Period, Shares, Acquisitions		20,502
Business Combination Consideration Transferred Equity Interests Issued		$ 1,977
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		6,230
Business Combination Consideration Transferred Equity Interests Issuable		$ 1,726
Business Acquisitions in FY 2018 [Member]
Business Acquisition [Line Items]
Noncontrolling interest			$ 3,643
Business Combination Cash Consideration			16,165
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			5,782
Payments to Acquire Businesses, Gross			15,866
Goodwill			$ 12,622